Financial risk management objectives and policies (Details) - USD ($) $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2019	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Expected credit loss allowance recognition period					12 months
Offset trade receivables and payables		$ 317				$ 317	$ 1,106
Proceeds from issuing shares					$ 348,646	243,202	372,036
Equity offering
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing shares	$ 341,000
Equity offering | Ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Additional paid in capital			$ 86,000
Proceeds from issuing shares		231,000	$ 280,000	$ 341,000
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,158			11,994	8,158
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		18,043			20,974	18,043
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets		(9,885)			(8,980)	(9,885)	(9,289)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,173			4,042	4,173
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ (723)			$ (375)	$ (723)	$ (565)